CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Revenues	$ 13,276	$ 9,444	$ 25,907	$ 15,445
Direct costs	(10,781)	(7,332)	(20,872)	(11,719)
Other income and gains	95	0	437	265
Equity accounted income	342	250	630	585
Expenses
Interest	(1,066)	(865)	(2,103)	(1,708)
Corporate costs	(24)	(20)	(51)	(45)
Fair value changes	833	213	1,405	9
Depreciation and amortization	(672)	(613)	(1,342)	(1,112)
Income taxes	(339)	(119)	(492)	(244)
Net income	1,664	958	3,519	1,476
Net income attributable to:
Shareholders	680	225	1,537	188
Non-controlling interests	984	733	1,982	1,288
Net income	$ 1,664	$ 958	$ 3,519	$ 1,476
Net income per share:
Diluted	$ 0.62	$ 0.19	$ 1.43	$ 0.12
Basic	$ 0.64	$ 0.20	$ 1.46	$ 0.12